CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

8.	CONVERTIBLE NOTES

During the period May through September of 2023, the Company issued unsecured convertible notes (the “2023 Convertible Notes”) for a total of $4.2 million, $300,000 of which is from a limited partner in Hunniwell Picard I, LLC (“Hunniwell”), which, immediately subsequent to our IPO closing, owns a majority of the Company’s outstanding common stock, which accrue simple interest at 6% per annum commencing on the issuance date of each 2023 Convertible Note. Issuance costs were not significant and interest accrued totaled $0 and $375,000 as of September 30, 2025 and December 31, 2024, respectively. The maturity date of each 2023 Convertible Note is two years after the issuance date. Each 2023 Convertible Note shall be automatically converted into a number of shares of PMI’s common stock equaling the outstanding balance of the note, being the principal plus accrued interest, divided by 3.2714, on the maturity date or, if sooner, on the day before the Company becomes publicly traded on a stock exchange. The Company determined that the 2023 Convertible Notes did not contain any embedded derivatives requiring bifurcation.

In April, May and July 2025, the Company amended $4.135 million of the $4.160 million 2023 Convertible Notes to extend the maturity date until August 25, 2025, and change the automatic conversion rate to a conversion price equal to 50% (23% post split) of the lowest price per share paid by purchasers of our securities in the event we consummate an IPO (the “Amended Conversion”). On September 9, 2025 $0.025 million of the 2023 Convertible Notes plus interest was paid in cash.

The Company determined that the Amended Conversion features on the 2023 Convertible Notes met the definition of embedded derivatives that were required to be bifurcated and accounted for as derivative liabilities. The Company recorded the fair value of the derivative liabilities at issuance of $3,097,542 as a debt discount to the 2023 Convertible Notes and is amortized to interest expense over the term of the notes. Amortization expense for the three and nine months ended September 30, 2025 amounted to $11,459,854 and $3,097,542, respectively. The debt discount was fully amortized as of September 2, 2025. The Company evaluated the amendment of the $4.135 million 2023 Convertible Notes under the guidance in ASC 470-50, Debt Modifications and Extinguishments, and determined that the amendment was substantive. The original debt and amended debt have the same principal, interest rate and no consideration was received by the debtor in exchange for the amended note, meaning the net carrying amount of the original debt is equal to the reacquisition amount of the amended debt, therefore no gain or loss on the extinguishment accounting was recognized. As such, the embedded conversion feature is accounted for at fair value at the amendment date and changes in the fair value of the Amended Conversion option are charged to earnings. On September, 2, 2025, $4.135 million of the 2023 Convertible Notes plus $0.54 million of related interest were converted to a total 5,029,463 common shares, and the balance of the derivative liability was reclassed to Additional Paid In Capital.

Between April 2024 and May, 2025, the Company delivered a Convertible Note Purchase Agreement (“2024 Convertible Note Agreement”) to prospective investors seeking to raise an aggregate amount of up to $15.0 million (“2024 Convertible Note”). The unsecured 2024 Convertible Notes accrue simple interest at 6% per annum commencing on the issuance date of each 2024 Convertible Note. The maturity date of each 2024 Convertible Note is six months after the issuance date, or if sooner, on the date in which the Company consummates an IPO. Each 2024 Convertible Note, together with unpaid accrued interest, shall be automatically converted into the securities issued in the IPO at a conversion price equal to 50% (23% post split) of the lowest price per share paid by the other purchasers of equity securities in the IPO (“conversion price”). Alternatively, in the event the Company consummates an equity, debt, or other financing prior to an IPO, then all principal, together with all unpaid accrued interest under the 2024 Convertible Notes, shall automatically convert, in the event of an equity financing, into the securities issued at a conversion price equal to 50% (23% post-split) of the lowest price per share paid by the other purchasers of equity securities prior to such financing, or, in the event of a debt financing prior to an IPO, the terms of these 2024 Convertible Notes shall be amended and restated to match the terms of such debt financing at the lender’s option. The Company has raised total principal of approximately $5.7 million as of September 30, 2025. The Company determined that the conversion features on the 2024 Convertible Notes met the definition of embedded derivatives that were required to be bifurcated and accounted for as derivative liabilities. The Company recorded the fair value of the derivative liabilities at issuance of $1,825,280 as a debt discount to the 2024 Convertible Notes and is amortized to interest expense over the term of the notes. Amortization expense for the three and nine months ended September 30, 2025 amounted to $719,598 and $1,405,891, respectively. In July 2024, $2.7 million of the $5.7 million 2024 convertible notes were modified to reduce the conversion percentage from 80% to 50% (37% to 23% post-split). The Company evaluated the modification of the $2.7 million 2024 Convertible Notes under the guidance in ASC 470-50, Debt Modifications and Extinguishments, and determined that the modification was not substantive. Since the embedded conversion feature is accounted for at fair value both before and after modification, changes in the fair value of the conversion option are charged to earnings. On September 2, 2025, $5.7 million of the 2024 Convertible Notes plus $0.34 million of related interest were converted to a total 6,496,363 common shares, the balance of the derivative liability was reclassed to Additional Paid In Capital and the remaining unamortized debt discount was fully amortized to interest expense.

On November 12, 2024, Richard Fang, former Chief Executive Officer and current director, donated the $7.0 million aggregated convertible note, dated July 2, 2024, and the related accrued interest, to the not for profits organizations, Nexus Science Foundation Inc. (“Nexus”), and Another Dimension Foundation (“Another Dimension”). Under this donation, Nexus and Another Dimension will each receive 50% of the converted value in registered shares. On September 2, 2025, $3.5 million of the Nexus note plus $0.24 million of related interest, and $3.5 million of the Another Dimension note plus $0.24 million of related interest were converted to 4,054,517 and 4,054,517 common shares, respectively, the balance of the derivative liability was reclassed to Additional Paid In Capital and the remaining unamortized debt discount was fully amortized to interest expense.

The following table summarizes the balances of the convertible notes (in thousands):

	As of
	September 30,	December 31,
	2025	2024
2023 Convertible Notes	$-	$4,160
2024 Convertible Notes	-	10,746
Less: unamortized debt discount	-	(78)

Subtotal	$-	$14,828

Less: Current portion	-	(14,828)

Convertible notes, net of current portion	$-	$-

Accrued cumulative interest:	$-	$725

8.	CONVERTIBLE NOTES

During the period May through September of 2023, the Company issued unsecured convertible notes (the “2023 Convertible Notes”) for a total of $4.2 million, $300,000 of which is from a limited partner in Hunniwell, which accrue simple interest at 6% per annum commencing on the issuance date of each 2023 Convertible Note. Issuance costs were not significant and interest accrued totaled $375,000 and $122,000 as of December 31, 2024 and December 31, 2023, respectively. The maturity date of each 2023 Convertible Note is two years after the issuance date. Each 2023 Convertible Note shall be automatically converted into a number of shares of PMI’s common stock equaling the outstanding balance of the note, being the principal plus accrued interest, divided by 3.2714, on the maturity date or, if sooner, on the day before the Company becomes publicly traded on a stock exchange. The Company is in the process of modifying this loan’s conversion price to a conversion price equal to 50% of the lowest price per share paid by purchasers of our securities in the event we consummate an IPO, or an equity, debt or other financing, which would be dilutive to current and future investors in our common stock. The Company determined that the 2023 Convertible Notes did not contain any embedded derivatives requiring bifurcation.

During April 2024, the Company delivered a Convertible Note Purchase Agreement (“2024 Convertible Note Agreement”) to prospective investors seeking to raise an aggregate amount of up to $15.0 million (“2024 Convertible Note”). The unsecured 2024 Convertible Notes accrue simple interest at 6% per annum commencing on the issuance date of each 2024 Convertible Note. The maturity date of each 2024 Convertible Note is six months after the issuance date, or if sooner, on the date in which the Company consummates an IPO. Each 2024 Convertible Note, together with unpaid accrued interest, shall be automatically converted into the securities issued in the IPO at a conversion price equal to fifty percent (50%) of the lowest price per share paid by the other purchasers of equity securities in the IPO (“conversion price”). Alternatively, in the event the Company consummates an equity, debt, or other financing prior to an IPO, then all principal, together with all unpaid accrued interest under the 2024 Convertible Notes, shall automatically convert, in the event of an equity financing, into the securities issued at a conversion price equal to fifty percent (50%) of the lowest price per share paid by the other purchasers of equity securities prior to such financing, or, in the event of a debt financing prior to an IPO, the terms of these 2024 Convertible Notes shall be amended and restated to match the terms of such debt financing at the lender’s option. The Company has raised total principal of approximately $3.7 million as of December 31, 2024. The Company determined that the conversion features on the Convertible Notes met the definition of embedded derivatives that were required to be bifurcated and accounted for as derivative liabilities. The Company recorded the fair value of the derivative liabilities at issuance of $475,790 as a debt discount to the Convertible Notes and is amortized to interest expense over the term of the notes. Amortization expense for the year ended December 31, 2024 amounted to $419,005. In July 2024, $2.7 million of the $3.7 million 2024 Convertible Notes were modified to reduce the conversion percentage from 80% to 50%. The Company evaluated the modification of the $2.7 million Convertible Notes under the guidance in ASC 470-50, Debt Modifications and Extinguishments, and determined that the modification was not substantive. Since the embedded conversion feature is accounted for at fair value both before and after modification, changes in the fair value of the conversion option are charged to earnings. The 2024 Convertible notes are currently past due. The Company is working with the lenders to extend the maturity dates of these notes.

On November 12, 2024, Richard Fang, former Chief Executive Officer and current director, has donated the $7.0 million aggregated convertible note, dated July 2, 2024, and the related accrued interest, to the not for profits organizations, Nexus Science Foundation Inc. (“Nexus”), and Another Dimension Foundation (“Another Dimension”). Under this donation, Nexus and Another Dimension will each receive 50% of the converted value in registered shares.

The following table summarizes the balances of the convertible notes (in thousands):

	As of
	December 31,
	2024	2023
2023 Convertible Notes	$4,160	$4,160
2024 Convertible Notes	10,746	-
Less: unamortized debt discount	(78)	-

Subtotal	$14,828	$4,160

Less: Current portion	(14,828)	(4,160)

Convertible notes, net of current portion	$-	$-

Accrued cumulative interest:	$725	$122